Summary of Significant Accounting Policies - Sales to U.S. Government and its Agencies (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2013	Nov. 30, 2012	Aug. 31, 2012	May 31, 2012	Feb. 29, 2012	Nov. 30, 2011	Aug. 31, 2011	May 31, 2011	Feb. 28, 2011	May 31, 2013	May 31, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Concentration Risk [Line Items]
U.S. Government Sales	$ 286.6	$ 298.2	$ 244.9	$ 249.9	$ 201.9	$ 252.2	$ 226.2	$ 229.9	$ 209.8	$ 530.3	$ 451.8	$ 994.9	$ 918.1	$ 857.9
Percent of Net Sales	95.00%			95.00%						96.00%	95.00%
U.S. Government and agencies [Member]
Concentration Risk [Line Items]
U.S. Government Sales												$ 936.9	$ 855.8	$ 786.1
Percent of Net Sales												94.00%	93.00%	92.00%